Provisions	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions

21	Provisions

	Gaming tax and legal provisions $ 'millions	Market Closure and other $ 'millions	Total $ 'millions
At January 1, 2024	50	—	50
Provided in the year	12	34	46
Reversed in the year	(4)	—	(4)
Amounts transferred to accruals during the year	(50)	(31)	(81)
Effects of movements in exchange rates	(2)	(1)	(3)
At December 31, 2024	6	2	8

Provisions - Current	6	1	7
Provisions - Non-current	—	1	1
Total Provisions - December 31, 2024	6	2	8

	Gaming tax and legal provisions $ 'millions	Market Closure and other $ 'millions	Total $ 'millions
At January 1, 2025	6	2	8
Provided in the year	29	21	50
Amounts transferred to accruals during the year	—	(21)	(21)
Amounts transferred from receivables during the year	(1)	—	(1)
Effects of movements in exchange rates	1	—	1
At December 31, 2025	35	2	37

Provisions - Current	35	—	35
Provisions - Non-current	—	2	2
Total provisions - December 31, 2025	35	2	37
Provisions have been made based on the Group’s best estimate of the future cash flows, taking into account the risks and uncertainty of timing associated with each obligation.
Gaming tax and legal provisions
The Group is subject to withholding, indirect and gaming taxes in the jurisdictions in which it operates. The Group records provisions for taxes in certain jurisdictions where the interpretation of tax legislation is uncertain or where the Group continues to challenge the interpretations and the likelihood of tax being payable is considered probable. The challenges to interpretations in legislation may result in the Group having ongoing assessments with various tax authorities across multiple jurisdictions that may cast uncertainties as to the timing and amount relating to the final amounts payable.
Provisions are raised for these matters based on the best estimate based on the individual facts and circumstances. Assessments made rely on advice from legal counsel and management’s assessment of judgments reached on cases in similar jurisdictions, as well as estimates and assumptions which may involve a series of complex judgments about future events. To the extent that the final outcome of these matters is different than the amounts recorded, such differences may impact the Group’s financial results in the year in which such determination is made.

21	Provisions (continued)
During January 2024, a Voluntary Disclosure Program ("VDP") was filed with a tax authority for gaming taxes which were provided for in the preceding financial years. Upon the filing of the VDP, the gaming tax provision was reclassified to accruals as the expense materialized as a result of the filing. A monthly payment plan was filed with the VDP and the VDP is yet to be assessed by the tax authority. The provision reclassified to accruals amounts to $50.4 million.

During December 2025, the Group has provided for an amount of $26.4 million relating to the ongoing Remote Gaming Duty matter for the period 2018 - 2022 between Jumpman Gaming Limited and HMRC, of which $5 million has been included in Finance Expense. There are uncertainties relating to the timing and amount in terms of when this matter may be resolved, as it is based on the tribunal's hearing scheduled for June 17 & 18, 2026, as discussed in detail in note 26 - Commitments and Contingencies.
US Market Closure
On July 10, 2024, an announcement was made to close the U.S. sportsbook operation. As at the date of the announcement, a provision to the value of $33.7 million in relation to onerous contracts was raised. Settlement agreements were subsequently reached which resulted in a reclassification of $30.9 million from provisions to accruals.
On July 8, 2025, the Group decided to exit the US market by closing its iGaming operations. Impairment losses recognized on this closure and onerous contracts recognized have been discussed in note 10.1. As at the date of the announcement, a provision to the value of $22.6 million in relation to onerous contracts was raised. Settlement agreements were subsequently reached which resulted in a reduction in the provision of $1.8 million and a reclassification of $20.8 million of the remaining provision balance to accruals. Following this reclassification to accruals, there are no remaining provisions relating to this closure.